Organization and Summary of Significant Accounting Policies (Details Textuals)	12 Months Ended			12 Months Ended														12 Months Ended		3 Months Ended
	Sep. 30, 2012 payment Location Store	Sep. 30, 2011 Store	Sep. 30, 2010 Store	Sep. 30, 2012 Building [Member]	Sep. 30, 2012 Software [Member]	Sep. 30, 2012 Leasehold Improvements [Member]	Sep. 30, 2012 Albemarle & Bond Holdings [Member] Store	Sep. 30, 2012 Cash Converters International Limited [Member] Store	Sep. 30, 2012 Pawn Stores [Member] United States Store	Sep. 30, 2012 Pawn Stores [Member] Mexico Store	Sep. 30, 2012 Financial Services Stores [Member] United States Store	Sep. 30, 2012 Financial Services Stores [Member] Canada Store	Sep. 30, 2012 Financial and Retail Services [Member] United States Store	Sep. 30, 2012 Financial and Retail Services [Member] Canada Store	Sep. 30, 2012 Franchised Stores [Member] Canada Store	Sep. 30, 2012 Crediamigo [Member]	Sep. 30, 2012 Cash Genie [Member]	Sep. 30, 2012 Minimum [Member] Furniture, equipment, and software development costs [Member]	Sep. 30, 2012 Maximum [Member] Furniture, equipment, and software development costs [Member]	Jun. 30, 2013 Subsequent Event [Member] Store	Jun. 30, 2013 Subsequent Event [Member] United States Store	Jun. 30, 2013 Subsequent Event [Member] Mexico Store	Jun. 30, 2013 Subsequent Event [Member] Canada Store
Accounting Policies [Line Items]
Number of stores	1,262						230	700	470	230	442	33	7	35	10
Number of stores closing																				107	20	57	29
Number of stores operating before closing	102	94	72
Percentage of ownership							30.00%	33.00%
Ownership interest in subsidiaries																60.00%	72.00%
Estimate of collectible loans, number of months following loan due date	2 months
Maximum period of installment loan payments for long-term unsecured consumer loans	4 years
Average maturity dates of short term signature loans	16 days
Maximum period of installment loan for credit service customers	7 months
Description of Defaulted Payment, Number of Delinquent Payments	1
Description of Defaulted Loan, Number of Delinquent Payments	2
Description of Defaulted Loan, Number of Delinquent Payments, Minimum	1
Estimated useful life of software				30 years	5 years	10 years												2 years	7 years